Intangible assets, net	12 Months Ended
Dec. 31, 2020
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible assets, net

12.	Intangible assets, net
Intangible assets, net consist of the following:

	December 31,
	2019	2020
	RMB	RMB
License	35,410	9,882
Software copyright	14,506	14,898
Customer database	9,697	9,697
Customer relationship	2,833	2,909
Trademark	162	162
Less: Accumulated amortization	(12,818)	(20,882)

Intangible assets, net	49,790	16,666

Amortization expenses for the years ended December 31, 2018, 2019 and 2020 was RMB1,789, RMB8,383 and RMB11,709, respectively.
In 2020, the Group recognized impairment loss of RMB31,765 for the Microcredit license primary due to the tightening regulation and changing market environment. There was no impairment recognized for the years ended December 2019 and 2018.

As of December 31, 2020, amortization expenses related to the intangible assets for future periods are estimated to be as follows:

	2021	2022	2023	2024	2025	2026 and thereafter	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Amortization expenses	4,585	340	307	291	291	970	6,784